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                                                      OPPENHEIMERFUNDS
Patricia C. Foster                                    OppenheimerFunds, Inc.
Vice President                                        Rochester Division
and Assistant Counsel                                 350 Linden Oaks
                                                      Rochester, NY 14625-2807
                                                      Tel 716 383-1300


                                                       April 30, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE:    Daily Cash Accumulation Fund, Inc. ("Registrant")
                  Reg No.  2-46891
                  File No.  811-2346

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated May 1, 1997 to the Registrant's Prospectus dated April 25, 1997.

         If there are any questions, please contact the undersigned.

                                                Sincerely,


                                                /s/ Patricia C. Foster
                                                ---------------------------
                                                Patricia C. Foster
                                                Vice President
                                                and Assistant Counsel
                                                (800) 552-1149

cc:      Deloitte & Touche LLP
         Myer, Swanson, Adams & Wolf P.C.
         Gloria LaFond
         Grace Loffredo

                       DAILY CASH ACCUMULATION FUND, INC.
                      Supplement dated May 1, 1997 to the
                        Prospectus dated April 25, 1997

The Prospectus is changed as follows:

1. In "Exchange Privilege" under "Exchanges of Shares" on page 15, the fourth sentence of the third paragraph is replaced by the following:

         The redemption proceeds of shares of the Fund acquired by exchange of Class A shares of an Eligible Fund purchased subject to a CDSC, that are redeemed within 12 months of the end of the calendar month of the initial purchase of the exchanged shares (18 months for shares purchased prior to May 1, 1997), will be subject to the CDSC as described in the prospectus of that other Eligible Fund.

2. The section captioned "Exchanges of Shares" is revised by adding the following after the sub-section captioned "Telephone Instructions" on page 16:

Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                          PS0140.001